Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instrumentsThe Company’s financial instruments include marketable securities, amounts receivable (including embedded derivatives), derivative financial instruments and accounts payable, other current and non-current assets (including amounts receivable from Orion) and other current liabilities (including the deferred milestone payment to WatertonDerivative financial instruments
The Company uses derivative financial instruments as part of its risk management program to mitigate exposures to various market risks including commodity prices, foreign exchange rates and the diesel fuel prices. The Company’s derivative counterparties are syndicate members of the Company’s Corporate Facility, mitigating credit risk, and on an ongoing basis, the Company monitors its derivative position exposures.

	December 31, 2022	December 31, 2021
Derivative instrument assets
Current
Foreign exchange contracts	$112	$7,708
Fuel contracts	2,572	3,369
Royal Gold deliverables(1)	1,410	—
Copper contracts	7,697	693
	11,791	11,770
Non-current
Foreign exchange contracts	633	550
Fuel contracts	444	852
Copper contracts	4,450	1,058
	5,527	2,460
Total derivative instrument assets	$17,318	$14,230

Derivative instrument liabilities
Current
Foreign exchange contracts	$14,088	$22
Fuel contracts	80	—
Royal Gold deliverables(1)	21	—
Copper contracts	—	2,937
	14,189	2,959
Non-current
Foreign exchange contracts	4,575	984
Fuel contracts	13	6
	4,588	990
Total derivative instrument liabilities	$18,777	$3,949
(1)Relates to Royal Gold deliverables which are gold and copper forward contracts for gold ounces and copper pounds payable to Royal Gold.
Hedge derivatives

The derivative instruments outstanding as at December 31, 2022 that are accounted for as hedges are summarized below:

		Average Strike Price				Total Position(1)
Instrument	Unit	2023	2024	2025	Type
Fuel hedge contracts
ULSD zero-cost collars	Barrels	$86/$93	N/A	N/A	Fixed	19,500
ULSD swap contracts	Barrels	$92	$93	N/A	Fixed	88,400
Foreign exchange contracts
US$/C$ zero cost-collars	CAD	$1.26/$1.32	$1.28/$1.35	$1.32/$1.39	Fixed	497,000,000
US$/C$ forward contracts	CAD	$1.27	$1.31	N/A	Fixed	238,000,000
Copper contracts
Copper zero-cost collar contracts	Pounds	$4.00/$4.91	$4.00/$5.06	N/A	Fixed	32,738,607
(1)Total amounts expressed in the units identified.
Fuel contracts
The Company applies hedge accounting to derivative instruments which hedge a portion of its estimated future diesel fuel purchases at its Mount Milligan Mine operations to manage the risk associated with changes in diesel fuel prices on the cost of operations. The fuel hedge contracts are expected to settle over time by the end of 2024.
In the second quarter of 2021, the Company discontinued all hedge positions related to future fuel purchases at the Kumtor Mine after May 15, 2021. Unwinding these positions in the second quarter resulted in a realized gain on discontinuance of $14.2 million which was recognized in net loss from discontinued operations in the consolidated statements of loss and comprehensive loss. To the extent the Kumtor Mine’s hedging relationship was discontinued but the positions were novated and reassigned to the Mount Milligan Mine, the Company recognized an unrealized gain of $1.1 million in net loss from discontinued operations in the consolidated statements of loss and comprehensive loss, representing an amount in accumulated other comprehensive loss up to the date the hedges were novated.
Foreign exchange contracts
The Company applies hedge accounting to the foreign exchange contracts it enters to hedge a portion of its future Canadian dollar denominated expenditures. The foreign exchange contracts are expected to settle over time by the end of 2025.
Copper contracts

The Company applies hedge accounting to copper contracts it enters to hedge a portion of the expected copper pounds sold (net of the portion attributable to the Royal Gold streaming arrangement) to manage the risk associated with changes to the LME copper price. The option collar contracts utilized create a price floor and allow for some participation in upward price movements. These hedges result in cash inflow or cash outflow only when the underlying LMEcopper price is below the collar floor or above the collar ceiling, respectively, at the time of settlement. These contracts are expected to settle over time by the end of 2024.
The table below provides a breakdown of the changes in the fair value of these derivatives contracts recognized in other comprehensive income (“OCI”) and the portion of the fair value changes reclassified to the statements of loss:

	2022	2021
Change in the fair value of derivative financial instruments	$(22,616)	$7,283
Reclassified to net (loss) earnings from continuing operations	13,028	(29,410)
Reclassified to net loss from discontinued operations	—	17,325
Change in the fair value of derivative instruments included in OCI(1)	$(9,588)	$(4,802)
(1)Includes tax recovery of nil (December 31, 2021 - recovery of $1.8 million).
Non-hedge derivatives
All derivative instruments not designated in a hedge relationship are classified as financial instruments at fair value through profit or loss, including the gold and copper forward contracts for gold ounces and copper pounds payable to Royal Gold. Changes in fair value of non-hedge derivatives at each reporting date are included in the consolidated statements of loss as non-hedge derivative gains or losses, with the exception of spot and forward contracts associated with the Royal Gold deliverables, which are included in revenue.

For the Royal Gold deliverables, the Company delivers physical gold, as well as copper warrants to Royal Gold based on a percentage of the gold ounces and copper pounds included in each final sale of concentrate to third party customers, including offtakers and traders (“MTM Customers”) within two days of receiving or making a final payment. If the final payment from a MTM Customer is not received or paid within five months of the provisional payment date, then the Company will deliver an estimated amount of gold ounces and copper warrants based on the quantities from the provisional invoice, for an estimated 90% of the material they are due to pay based on the provisional invoice quantities.

The Company receives payment from MTM Customers in cash, thus requiring the purchase of physical gold and copper warrants in order to satisfy the obligation to pay Royal Gold. In order to hedge its gold and copper price risk that arises from timing differences, when physical purchase and concentrate sales pricing periods do not match, the Company has entered into certain forward gold and copper purchase and sales contracts pursuant to which it purchases gold and copper at an average price during a quotational period and sells gold and copper at a spot price. These contracts are treated as derivatives, not designated as hedging instruments. The Company records its forward commodity contracts at fair value using a market approach based on observable quoted market prices.
The non-hedge derivative instruments outstanding as at December 31, 2022 are expected to settle by the end of the first quarter of 2023, and are summarized as follows:

Instrument	Unit	Type	Total Position(1)
Royal Gold deliverables
Gold forward contracts	Ounces	Float	21,797
Copper forward contracts	Pounds	Float	2,645,354
(1)Total amounts expressed in the units identified.
The following table is a sensitivity analysis of what the fair value would be due to an increase or a decrease of 10% in the price of all derivative instruments outstanding as at December 31, 2022:

	Fair value December 31, 2022	Fair value after increase of 10%	Fair value after decrease of 10%
Royal Gold deliverables	$1,389	$6,354	$(3,565)
Copper contracts	$12,147	$4,565	$21,566
Fuel contracts	$2,923	$4,152	$1,904
Foreign exchange contracts	$(17,918)	$31,535	$(60,751)
Provisionally-priced contracts
Amounts receivable
Upon the shipment and sale of gold and copper concentrate to various off-takers, the Company typically receives a payment equal to the amount in the range of 90% to 95% of the contracted value of contained metals, net of applicable treatment and refining charges while the remaining payment is not due for several months. Upon the shipment and sale of molybdenum products to selected customers, the Company receives a payment equal to the amount in the range of 50% to 100% of the contracted value of contained metal, net of applicable deductions while the remaining payment is not due for several months.
Under the terms of these sales contracts, prices are subject to final adjustment at the end of a future period after control passes to a third party based on quoted market prices during the quotation period specified in the contract. At the end of each reporting period, provisionally priced receivables are marked-to-market based on the forward market price for the quotation period stipulated in the contract, with changes in fair value recognized in gold, copper and molybdenum revenue.
The amount of trade receivables related to the sales of gold and copper concentrate, and molybdenum products prior to mark-to-market adjustment, the mark-to-market adjustment made during the period end and the fair value of provisionally-priced receivables as at December 31, 2022 and December 31, 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Trade receivables prior to mark-to-market adjustment	$29,624	$29,264
Mark-to-market adjustment related to gold and copper concentrate	7,294	5,185
Mark-to-market adjustment related to molybdenum products	3,775	—
Provisionally-priced trade receivables	$40,693	$29,264
As at December 31, 2022 and December 31, 2021, the Company’s net position consisted of copper, gold and molybdenum sales contracts awaiting final pricing summarized as follows:

		Sales awaiting final pricing		Mark-to-market average price ($/unit)
	Unit	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Copper	Pounds	17,439,697	26,839,507	3.81	4.46
Gold	Ounces	33,672	42,495	1,831	1,829
Molybdenum	Pounds	563,302	65,336	26.88	18.61

Trade payables

Upon the purchase of molybdenum concentrate from various vendors, the Company typically pays an amount in the range of 95% to 100% of the contracted value of contained metal, net of applicable deductions while the remaining payment is not due for several months. Under the terms of these concentrate purchase contracts, prices are subject to final adjustment at the end of a future period after control passes to the Company based on quoted market prices during the quotational period specified in the contract. At the end of each reporting period, provisionally priced purchases are marked-to-market based on the forward market price for the quotational period stipulated in the contract, with changes in fair value recognized in inventory or production costs.
The amount of accounts payable related to the purchase of molybdenum concentrate prior to mark-to-market adjustment, the mark-to-market adjustment made during the period end and the fair value of provisionally-priced payables as at December 31, 2022 and December 31, 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Accounts payable prior to mark-to-market adjustment	$28,453	$5,548
Mark-to-market adjustment to molybdenum concentrate	35,743	(521)
Provisionally-priced accounts payable	$64,196	$5,027
As at December 31, 2022 and December 31, 2021, the Company’s net position consisted of molybdenum purchase contracts awaiting final pricing summarized as follows:

		Purchases awaiting final pricing		Mark-to-market average price ($/unit)
	Unit	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Molybdenum	Pounds	3,308,436	1,497,331	31.00	18.61
c. Fair value measurement
Classification and the fair value measurement by the level of financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$40,693	$—	$40,693
Marketable securities	830	—	—	830
Derivative financial instruments	—	17,318	—	17,318
	$830	$58,011	$—	$58,841

Financial liabilities
Provisionally-priced accounts payable	$—	$64,196	$—	$64,196
Deferred milestone payment to Waterton	—	30,871	—	30,871
Derivative financial instruments	—	18,777	—	18,777
	$—	$113,844	$—	$113,844

December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$29,264	$—	$29,264
Marketable securities	2,171	—	—	2,171
Derivative financial instruments	—	14,230	—	14,230
	$2,171	$43,494	$—	$45,665

Financial liabilities
Provisionally-priced accounts payable	$—	$5,027	$—	$5,027
Derivative financial instruments	—	3,949	—	3,949
	$—	$8,976	$—	$8,976
During the year ended December 31, 2022, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.
Valuation Techniques
Marketable securities
Marketable securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).
Provisionally-priced receivables
The fair value of receivables arising from copper, gold and molybdenum sales contracts that contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative are classified within Level 2 of the fair value hierarchy.
Provisionally-priced payables
The fair value of payables arising from molybdenum purchase contracts that contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these payables, which meet the definition of an embedded derivative are classified within Level 2 of the fair value hierarchy.
Derivative financial instruments
The fair value of gold, copper, diesel and currency derivative financial instruments, classified within Level 2, are determined using derivative pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs. The fair value of the Company’s derivative contracts includes an adjustment for credit risk.
Deferred milestone payment to Waterton
The deferred milestone payment to Waterton, arising from the acquisition of Goldfield Project (note 5), was measured at fair value using the present value method at the date of acquisition. Subsequently, the fair value of the deferred milestone payment is re-measured using the effective interest rate method.